Summary of Significant Accounting Policies Regulated Operations (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Schedule of Regulatory Assets and Liabilities [Line Items]
Fuel clause under recoveries		$ 0.0	$ 51.3
Fuel clause over recoveries		1.7	0.0
Regulatory Assets, Current		40.8	121.8
Regulatory Assets, Noncurrent		283.0	404.8
Regulatory Liability, Current		3.9	12.3
Regulatory Liability, Noncurrent		1,283.4	299.7
Other Regulatory Liabilities [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liability, Current	[1]	2.2	12.3
Regulatory Liability, Noncurrent		7.2	1.4
Accrued removal obligations [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liability, Noncurrent		288.4	262.8
Pension tracker [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liability, Noncurrent		32.3	35.5
Oklahoma demand program rider under recovery [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Current	[2]	31.6	51.0
SPP cost tracker rider under recovery [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Current	[2]	7.7	10.0
Other Regulatory Assets [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Current	[2]	1.5	9.5
Regulatory Assets, Noncurrent		18.5	17.6
Benefit Obligations [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Noncurrent		177.2	232.6
Income taxes recoverable from customers, net [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Noncurrent		0.0	62.3
Smart Grid [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Noncurrent		32.8	43.2
Deferred storm expenses [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Noncurrent		42.2	35.7
Unamortized loss on reacquired debt [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Noncurrent		$ 12.3	$ 13.4

[1]	Included in Other Current Liabilities on the Balance Sheets.
[2]	Included in Other Current Assets on the Balance Sheets.